Risk management - Components of Risk Management on Consolidated Statements of Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Settlement of oil contracts gain (loss)	$ 2.2	$ (25.5)
Settlement of natural gas contracts gain (loss)	15.5	(6.4)
Total realized risk management gain (loss)	17.7	(31.9)
Oil contracts gain		4.0
Natural gas contracts gain	6.1	4.6
Total unrealized risk management gain	6.1	8.6
Risk management gain (loss)	$ 23.8	$ (23.3)